Digital Currencies	6 Months Ended
Sep. 30, 2024
Disclosure of Digital Currencies [Abstract]
Digital Currencies [Text Block]

7. Digital Currencies

Digital currencies are recorded at their fair value on the date they are received as income from digital currency mining and are revalued to their current market value less costs to sell at each reporting date.

The Company's holdings of digital currencies consist of the following:

	September 30, 2024	March 31, 2024
Bitcoin	$164,860	$161,258
Ethereum Classic	113	196
Other coins	204	191
Total	$165,177	$161,645

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins
Digital currencies, March 31, 2023	$65,772	2,332
Digital currency mined	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	161,258	2,287
Digital currency mined	50,370	789
Digital currency sold	(31,014)	(472)
Revaluation adjustment	(15,754)	-
Digital currencies, September 30, 2024	$164,860	2,604

Ethereum Classic
Digital currencies, March 31, 2023	$117	5,718
Digital currency mined	1	28
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	196	5,746
Revaluation adjustment	(83)	-
Digital currencies, September 30, 2024	$113	5,746

In the three and six months period ended September 30, 2024, the Company mined 340 Bitcoin and 789 Bitcoin respectively, compared with 801 and 1,635, respectively for the period ended September 30, 2023. During the three and six months period ended September 30, 2024, the Company sold digital currencies for proceeds totalling $14.1 million and $29.6 million, respectively (September 30, 2023 - $28.2 million and $61.7 million, respectively) with a cost of $14.3 million and $31.0 million, respectively (September 30, 2023 - $30.5 million and $64.5 million, respectively) and recorded a loss on sale of $0.2 million and $1.4 million, respectively (September 30, 2023 - loss on sale of $2.3 million and $2.8 million, respectively).

For the three and six months period ended September 30, 2024, the Company recognized a $4.8 million gain and a loss of $15.9 million, respectively, in accumulated other comprehensive income (September 30, 2023 – a $4.3 million gain and $0.1 million gain, respectively) in connection to the revaluation on its digital currencies.